Financial Instruments - Schedule of Carrying Amounts and Fair Value (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial assets, Carrying amount	$ 2,204,803	$ 2,982,499	$ 6,014,572
Financial assets, Fair value	2,204,803	2,982,499	6,014,572
Loans and borrowings [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial assets, Carrying amount	184,285	352,814	3,863,454
Financial assets, Fair value	184,285	352,814	3,863,454
Lease liabilities [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial assets, Carrying amount	206,956		135,337
Financial assets, Fair value	206,956		135,337
Due to related parties [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial assets, Carrying amount	317,784	302,232	2,255,522
Financial assets, Fair value	317,784	302,232	2,255,522
Cash and cash held in trust [Member] | Level 1 of fair value hierarchy [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	2,529,535	3,841,866
Financial assets, Fair value	2,529,535	3,841,866
Trade and other receivables [Member] | Level 2 of fair value hierarchy [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	4,097	370,537	284,513
Financial assets, Fair value	4,097	370,537	284,513
Loan receivable [Member] | Level 2 of fair value hierarchy [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	990,688	955,022	593,232
Financial assets, Fair value	$ 990,688	$ 955,022	$ 593,232